Subsidiaries (Details) - Schedule of significant subsidiaries	12 Months Ended
Dec. 31, 2022
Bitfarms Ltd. (Israel) [Member]
Subsidiaries (Details) - Schedule of significant subsidiaries [Line Items]
Security type	Ordinary shares
Main place of business	CDA
Securities	100.00%
Equity	100.00%
Voting	100.00%
Volta [Member]
Subsidiaries (Details) - Schedule of significant subsidiaries [Line Items]
Security type	Ordinary shares
Main place of business	CDA
Securities	100.00%
Equity	100.00%
Voting	100.00%
Backbone [Member]
Subsidiaries (Details) - Schedule of significant subsidiaries [Line Items]
Security type	Ordinary shares
Main place of business	CDA
Securities	100.00%
Equity	100.00%
Voting	100.00%
Backbone Argentina [Member]
Subsidiaries (Details) - Schedule of significant subsidiaries [Line Items]
Security type	Ordinary shares
Main place of business	ARG
Securities	100.00%
Equity	100.00%
Voting	100.00%
Backbone Paraguay [Member]
Subsidiaries (Details) - Schedule of significant subsidiaries [Line Items]
Security type	Ordinary shares
Main place of business	PAR
Securities	100.00%
Equity	100.00%
Voting	100.00%
Backbone Mining [Member]
Subsidiaries (Details) - Schedule of significant subsidiaries [Line Items]
Security type	Ordinary shares
Main place of business	USA
Securities	100.00%
Equity	100.00%
Voting	100.00%